Earnings/(losses) Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings/(losses) per share
13	Earnings/(losses) per share

(a)	Basic earnings/(losses) per share
Basic earnings/(losses) per share is calculated by dividing the profit/(loss) attributable to equity shareholders of the Company by the weighted average number of ordinary shares in issue during the year.

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Net profit/(loss) attributable to equity shareholders of the Company	645,072	2,073,431	(2,846,156)
Weighted average number of ordinary shares in issue (thousand of shares)	10,823,814	10,823,814	10,819,622
Basic earnings/(losses) per share (RMB per share)	RMB 0.060	RMB 0.192	RMB(0.263)

Weighted average number of ordinary shares (thousand of shares)

	2020	2021	2022
Issued ordinary shares at 1 January	10,823,814	10,823,814	10,823,814
Effect of shares repurchased (note 30)	—	—	(4,192)

Weighted average number of ordinary shares at 31 December	10,823,814	10,823,814	10,819,622

(b)	Diluted earnings/(losses) per share
There were no dilutive potential ordinary shares for the years ended 31 December 2020, 2021 and 2022, therefore diluted earnings/(losses) per share is the same as basic earnings/(losses) per share.